Expense Example, No Redemption - Class 529-C	Oct. 31, 2024 USD ($)
American Funds College 2042 Fund | American Funds College 2042 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 159
Expense Example, No Redemption, 3 Years	493
Expense Example, No Redemption, 5 Years	850
Expense Example, No Redemption, 10 Years	1,408
American Funds College 2039 Fund | American Funds College 2039 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	490
Expense Example, No Redemption, 5 Years	845
Expense Example, No Redemption, 10 Years	1,397
American Funds College 2036 Fund | American Funds College 2036 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	155
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	1,337
American Funds College 2033 Fund | American Funds College 2033 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,279
American Funds College 2030 Fund | American Funds College 2030 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	792
Expense Example, No Redemption, 10 Years	1,256
American Funds College 2027 Fund | American Funds College 2027 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	787
Expense Example, No Redemption, 10 Years	1,244
American Funds College Enrollment Fund | American Funds College Enrollment Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	792
Expense Example, No Redemption, 10 Years	$ 1,256